Note C - Loans and Allowance for Loan Losses - TDRs Pre-modification and Post-modification (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)
Number of Loans	2	0	2
Performing Financial Instruments [Member]
Pre-modification recorded investment	$ 1,235		$ 1,409
Post-modification recorded investment	1,235		1,409
Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Number of Loans	1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment	$ 1,036
Post-modification recorded investment	1,036
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member]
Number of Loans			1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment			$ 997
Post-modification recorded investment			997
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Number of Loans			1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment			$ 412
Post-modification recorded investment			412
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial and Industrial Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member]
Number of Loans	1
Commercial and Industrial Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment	$ 199
Post-modification recorded investment	199
Commercial and Industrial Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment